Commitments and contingencies - Contingencies (Details)					6 Months Ended		12 Months Ended
	Jun. 11, 2020 USD ($)	Jun. 11, 2020 CNY (¥)	May 07, 2018 USD ($)	May 07, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Oct. 20, 2020 USD ($)	Oct. 20, 2020 CNY (¥)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 CNY (¥)	Jun. 30, 2019 USD ($)	Nov. 13, 2018 USD ($)	Nov. 13, 2018 CNY (¥)
Loss Contingencies [Line Items]
Short-term Non-bank Loans and Notes Payable					$ 5,883,582		$ 5,013,117						$ 2,449,048
Amount of loan due					8,387,199		7,562,123						6,206,256
Chongqing Zhouyang Shipping Co., Ltd
Loss Contingencies [Line Items]
Short-term Non-bank Loans and Notes Payable														$ 4,600,000	¥ 33,000,000
Amount of loan due							$ 0						72,814
Annual interest rate							18.00%
Chongqing Haobangshou Ecommerce Co., Ltd.
Loss Contingencies [Line Items]
Amount of loan due					$ 1,531,265		$ 1,415,328		$ 1,531,265	¥ 10,000,000			0
Outstanding payments for goods purchased											$ 482,348	¥ 3,150,000
Total balance to be repaid									$ 2,013,613	¥ 13,150,000
Annual interest rate					6.00%		6.00%		12.00%	12.00%
Chongqing Haobangshou Ecommerce Co., Ltd. | Subsequent events
Loss Contingencies [Line Items]
Amount of loan due									$ 1,415,328	¥ 10,000,000
Outstanding payments for goods purchased									445,828	3,150,000
Total balance to be repaid									$ 1,861,156	¥ 13,150,000
Annual interest rate									12.00%	12.00%
Chongqing Puluosi Small Mortgage Co., Ltd.
Loss Contingencies [Line Items]
Short-term Non-bank Loans and Notes Payable														$ 5,100,000	¥ 33,000,000
Amount of loan due					$ 4,521,063		$ 4,183,248						$ 4,805,734
Annual interest rate					12.00%		12.00%
Guarantees
Loss Contingencies [Line Items]
Loss Contingency, Non Accrual Amount					$ 257,936		$ 248,302
Leases
Loss Contingencies [Line Items]
Loss Contingency Accrual					62,964		45,867
Breach of a supermarket equipment purchase agreement
Loss Contingencies [Line Items]
Remaining balance			$ 300,000	¥ 1,700,000
Loss contingency, damages awarded	$ 3,100	¥ 20,000
Interest rate	1.50%	1.50%
Attorney fee	$ 3,100
Property guarantee fee					800	¥ 5,000	700	¥ 5,000
Court fee					$ 3,000	¥ 21,045	$ 3,000	¥ 21,045